UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896

                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Target 2013 Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------

                                                                                       Shares          Value ($)
                                                                                 --------------------------------
Common Stocks 29.7%
Consumer Discretionary 3.1%
Hotels Restaurants & Leisure 0.1%
McDonald's Corp.                                                                        1,900            55,689
                                                                                                    -----------
Household Durables 0.2%
Harman International Industries, Inc.                                                   1,820           143,016
                                                                                                    -----------
Media 1.0%
Clear Channel Communications, Inc.                                                      2,750            87,835
Time Warner, Inc.*                                                                     16,900           284,089
Viacom, Inc. "B"                                                                        4,430           153,367
                                                                                                    -----------
                                                                                                        525,291

Multiline Retail 1.4%
Dollar General Corp.                                                                    5,400           109,890
Federated Department Stores, Inc.                                                       6,470           372,025
J.C. Penney Co., Inc.                                                                   6,110           289,675
                                                                                                    -----------
                                                                                                        771,590

Specialty Retail 0.4%
Sherwin-Williams Co.                                                                    1,190            53,038
Staples, Inc.                                                                           4,470            85,243
Urban Outfitters, Inc.*                                                                 1,790            79,297
                                                                                                    -----------
                                                                                                        217,578

Consumer Staples 2.9%
Beverages 1.0%
Brown-Forman Corp. "B"                                                                  1,780            98,790
Coca-Cola Co.                                                                           5,120           222,413
PepsiCo, Inc.                                                                           3,730           207,537
                                                                                                    -----------
                                                                                                        528,740

Food & Staples Retailing 0.3%
Safeway, Inc.*                                                                          7,400           157,546
                                                                                                    -----------
Food Products 0.6%
General Mills, Inc.                                                                     6,600           326,040
                                                                                                    -----------
Household Products 0.9%
Procter & Gamble Co.                                                                    8,530           461,900
                                                                                                    -----------
Personal Products 0.1%
Avon Products, Inc.                                                                     1,980            79,358
                                                                                                    -----------
Energy 2.5%
Oil, Gas & Consumable Fuels
Amerada Hess Corp.                                                                      3,060           286,569
Burlington Resources, Inc.                                                              1,240            60,276
ChevronTexaco Corp.                                                                     5,470           284,440
ConocoPhillips                                                                          1,250           131,063
Devon Energy Corp.                                                                      1,800            81,306
ExxonMobil Corp.                                                                        8,936           509,620
                                                                                                    -----------
                                                                                                      1,353,274

Financials 6.5%
Banks 1.9%
Bank of America Corp.                                                                  14,850           668,844
US Bancorp.                                                                             1,950            54,405
Wachovia Corp.                                                                          4,900           250,782
Zions Bancorp.                                                                            740            51,822
                                                                                                    -----------
                                                                                                      1,025,853

Capital Markets 2.0%
Lehman Brothers Holdings, Inc.                                                          5,740           526,473
Morgan Stanley                                                                          1,860            97,873
The Goldman Sachs Group, Inc.                                                           4,570           488,030
                                                                                                    -----------
                                                                                                      1,112,376

Consumer Finance 0.6%
MBNA Corp.                                                                             16,180           319,555
                                                                                                    -----------
Diversified Financial Services 0.8%
CIT Group, Inc.                                                                         5,260           211,873
Citigroup, Inc.                                                                         2,523           118,480
JPMorgan Chase & Co.                                                                    3,140           111,439
                                                                                                    -----------
                                                                                                        441,792

Insurance 1.2%
Allstate Corp.                                                                          8,090           454,334
Hartford Financial Services Group, Inc.                                                 1,800           130,266
Prudential Financial, Inc.                                                                970            55,436
                                                                                                    -----------
                                                                                                        640,036

Health Care 3.9%
Biotechnology 0.6%
Amgen, Inc.*                                                                              970            56,464
Charles River Laboratories International, Inc.*                                         1,230            58,265
Genzyme Corp.*                                                                          1,860           109,014
Invitrogen Corp.*                                                                       1,640           120,163
                                                                                                    -----------
                                                                                                        343,906

Health Care Equipment & Supplies 0.4%
Fisher Scientific International, Inc.*                                                  3,710           220,300
                                                                                                    -----------
Health Care Providers & Services 1.4%
Caremark Rx, Inc.*                                                                      7,890           315,994
Coventry Health Care, Inc.*                                                             2,800           191,604
UnitedHealth Group, Inc.                                                                1,160           109,632
WellPoint, Inc.*                                                                          890           113,698
                                                                                                    -----------
                                                                                                        730,928

Pharmaceuticals 1.5%
Allergan, Inc.                                                                          1,900           133,741
Johnson & Johnson                                                                       9,980           684,927
                                                                                                    -----------
                                                                                                        818,668

Industrials 3.3%
Aerospace & Defense 1.3%
Goodrich Corp.                                                                          2,540           102,362
Honeywell International, Inc.                                                           3,130           111,929
Lockheed Martin Corp.                                                                   3,980           242,581
Northrop Grumman Corp.                                                                  3,160           173,294
United Technologies Corp.                                                                 750            76,290
                                                                                                    -----------
                                                                                                        706,456

Commercial Services & Supplies 0.3%
Waste Management, Inc.                                                                  4,820           137,322
                                                                                                    -----------
Industrial Conglomerates 1.1%
3M Co.                                                                                    690            52,764
General Electric Co.                                                                   14,350           519,470
                                                                                                    -----------
                                                                                                        572,234

Machinery 0.6%
Deere & Co.                                                                             1,270            79,426
Parker-Hannifin Corp.                                                                   4,550           272,727
                                                                                                    -----------
                                                                                                        352,153

Information Technology 4.6%
Communications Equipment 0.7%
Cisco Systems, Inc.*                                                                    3,510            60,653
Motorola, Inc.                                                                         19,410           297,749
                                                                                                    -----------
                                                                                                        358,402

Computers & Peripherals 1.3%
Dell, Inc.*                                                                             2,300            80,109
EMC Corp.*                                                                             25,290           331,805
International Business Machines Corp.                                                   3,590           274,204
                                                                                                    -----------
                                                                                                        686,118

Internet Software & Services 0.3%
Google, Inc. "A"*                                                                         760           167,200
                                                                                                    -----------
IT Consulting & Services 0.6%
Accenture Ltd. "A"*                                                                     5,500           119,350
Affiliated Computer Services, Inc. "A"*                                                 4,620           220,236
                                                                                                    -----------
                                                                                                        339,586

Semiconductors & Semiconductor Equipment 0.4%
Altera Corp.*                                                                           3,130            64,885
Applied Materials, Inc.*                                                                5,880            87,435
Broadcom Corp. "A"*                                                                     3,080            92,123
                                                                                                    -----------
                                                                                                        244,443

Software 1.3%
Microsoft Corp.                                                                         5,360           135,608
Oracle Corp.*                                                                          44,390           513,148
Symantec Corp.*                                                                         3,860            72,491
                                                                                                    -----------
                                                                                                        721,247

Materials 0.8%
Chemicals 0.5%
Dow Chemical Co.                                                                        3,560           163,511
PPG Industries, Inc.                                                                    1,910           129,020
                                                                                                    -----------
                                                                                                        292,531

Paper & Forest Products 0.3%
Georgia-Pacific Corp.                                                                   4,500           154,215
                                                                                                    -----------
Telecommunication Services 1.1%
Diversified Telecommunication Services
ALLTEL Corp.                                                                            2,930           166,893
Sprint Corp.                                                                           12,270           273,130
Verizon Communications, Inc.                                                            3,870           138,546
                                                                                                    -----------
                                                                                                        578,569

Utilities 1.0%
Electric Utilities 0.8%
Edison International                                                                    2,540            92,202
Exelon Corp.                                                                            2,640           130,680
PG&E Corp.                                                                              5,640           195,821
                                                                                                    -----------
                                                                                                        418,703

Independent Power Producer & Energy Traders 0.2%
Constellation Energy Group                                                              2,450           128,772
                                                                                                    -----------

Total Common Stocks (Cost $14,061,355)                                                               16,131,387
                                                                                                    -----------

                                                                                       Principal
                                                                                       Amount ($)      Value ($)

US Government Backed 70.1%
US Treasury STRIPs, Principal Only, 4.205%**, 2/15/2013 (b)
(Cost $37,551,965)                                                                 52,705,000        38,103,923
                                                                                                    -----------

                                                                                       Shares          Value ($)
                                                                                       ------          ---------

Securities Lending Collateral 30.8%
Daily Assets Fund Institutional, 2.94% (c)(d)
(Cost $16,778,020)                                                                 16,778,020        16,778,020
                                                                                                    -----------
Cash Equivalents 0.4%
Scudder Cash Management QP Trust, 2.81% (a)
(Cost $226,208)                                                                       226,208           226,208
                                                                                                    -----------

                                                                                         % of
                                                                                      Net Assets       Value ($)
                                                                                      ----------       ---------

Total Investment Portfolio  (Cost $68,627,548)                                          131.0        71,239,538
Other Assets and Liabilities, Net                                                       -31.0       -16,878,655
                                                                                                    -----------
Net Assets                                                                              100.0        54,360,883
                                                                                                    ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Bond equivalent yield to maturity; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2005 amounted to $16,399,014, which is 30.2% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

STRIPS:  Separate Trading of Registered Interest and Principal Securities.

Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

At April 30, 2005, open written options were as follows:

                                                                 Expiration
Written Options                              Number of Options      Date         Strike Price          Value ($)
----------------------------------------------------------------------------------------------------------------
Call Options
----------------------------------------------------------------------------------------------------------------
Safeway Inc.                                       18                  5/1/2005          22.5              450
----------------------------------------------------------------------------------------------------------------
Total Outstanding written options (Premiums received $468)                                                  450
----------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Target 2013 Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Target 2013 Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005